OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 10:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019

Accrued expenses and other	$9,749	$10,357
Subcontractors accrual	2,494	1,627
Accrued taxes	3,264	1,738
Deferred consideration	-	2,035

	$15,507	$15,757